Fair Value of Financial Instruments Fair values (Details Textual) - USD ($)	3 Months Ended				9 Months Ended	12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2013	Dec. 31, 2015	Dec. 31, 2014
Assets Held-for-sale, Not Part of Disposal Group, Current	$ 172,888,000					$ 172,888,000	$ 43,781,000
Loss / write down on assets held for sale	(261,793,000)	$ (324)	$ (119,604)	$ (31,752,000)	$ 0	397,472,000	55,487,000
Vessel Carrying Value, net	$ 756,569,000					756,569,000	$ 99,268,000
Fixed price option to exercise purchase of additional LR2 vessels [Member] | Scorpio Tankers [Member] | Capesize converted to LR2 Tankers
Loss / write down on assets held for sale						(4,415)
Vessels Sold [Member]
Loss / write down on assets held for sale						$ (418,521,000)